Employee Benefits (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits
Current cost of service	$ 4,191,738	$ 3,672,626	$ 2,988,782
Past service cost	453,213	605,174	469,558
Non-provided paid benefits	13,582,343	7,277,848	4,976,108
Others	895,162	909,255	920,120
Total expense recognized in Consolidated Statement of Income	$ 19,122,456	$ 12,464,903	$ 9,354,568